Other Assets (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of other assets [text block] [Abstract]
Schedule of other assets
	December 31,	December 31,
	2021	2020
Electrical component inventory	$548	$169
Sales taxes receivable	1,980	297
Prepaid expenses and other	3,202	203
Insurance refund (Note 9c) and other receivable	697	—
	$6,427	$669